Goodwill - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Apr. 20, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Current period acquisition	$ 13,379,000		$ 0
Accumulated impairment loss	0		$ 0
Acquisition-related gain	6,160,000	$ 0
Oncacare
Acquired Finite-Lived Intangible Assets [Line Items]
Percentage of share capital acquired				51.00%
Current period acquisition	$ 13,400,000